RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS - Paragraphs (Details) - ARS ($) $ in Thousands		12 Months Ended
	Mar. 09, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		$ 341,650,761	$ 287,543,658	$ 312,670,701	$ 326,686,187
Profit Distribution Rate	40.00%
Capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		442,672	444,411	456,722	456,722
Inflation adjustment of capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		27,960,909	28,325,583	30,905,855	30,905,855
Paid in Capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		254,538,548	264,229,227	264,229,227	264,229,227
Treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		14,050	12,311
Inflation adjustment of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		2,944,946	2,580,272
Cost of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		(680,897)	(385,448)
Legal Reserve
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank			3,226,099	3,226,099
Other Reserves
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		4,307,608	16,082,470	24,893,404
Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		44,666,692	(31,640,785)	(23,246,486)	18,551,566
Other Comprehensive Income
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		11,668,481	$ 8,364,164	$ 11,957,705	$ 12,283,204
Argentine Central Bank [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		342,786,560
Argentine Central Bank [member] | Capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		442,672
Argentine Central Bank [member] | Inflation adjustment of capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		27,960,909
Argentine Central Bank [member] | Paid in Capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		254,538,548
Argentine Central Bank [member] | Treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		14,050
Argentine Central Bank [member] | Inflation adjustment of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		2,944,946
Argentine Central Bank [member] | Cost of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		(5,166,412)
Argentine Central Bank [member] | Other Reserves
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		4,307,608
Argentine Central Bank [member] | Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		51,354,318
Argentine Central Bank [member] | Other Comprehensive Income
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		$ 6,389,921
Banco Supervielle S.A.
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Percentage of Profit shown In income Statement		20.00%